Acquisition of Thinking Tree Spirits (Tables)	9 Months Ended
Sep. 30, 2024
Acquisition of Thinking Tree Spirits [Abstract]
Schedule of Estimated Fair Values of the Acquired Assets and Liabilities	Allocation of the purchase price based on the estimated fair values of the acquired assets and liabilities assumed as of February 21, 2024 are as follows:
Amounts
Assets:
Inventory	$143,423
Other Current Assets/(Liabilities), net	(3,068)
Property and Equipment	127,600
Intangible Asset – Thinking Tree Trade Name	490,000
Intangible Asset – Thinking Tree Customer Relationships	360,000
Goodwill	636,997
Total Assets	$1,754,952
Liabilities:
Accounts Payable and Other Current Liabilities	$42,739
SBA Loan	389,875
Other Non-Current Liabilities	17,449
Total Liabilities	450,063
Total Purchase Consideration	$1,304,889

Schedule of Intangible Assets and Goodwill	As described in more detail above, Intangible Assets and Goodwill related to the TTS acquisition are composed of the following as of September 30, 2024:
	Life	Cost	Accumulated Amortization	Accumulated Impairment Charge	Net
Intangible Assets:
Thinking Tree Trade Name	6 years	$490,000	$20,539	$—	$469,461
Thinking Tree Customer Relationships	10 years	360,000	11,444	$—	$348,556
Goodwill – Thinking Tree Acquisition	N/A	636,997	N/A	$—	$636,997
Total		$1,486,997	$31,983	$—	$1,455,014